UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street, Suite 2

New York, NY 10028

(Address of principal executive offices)

 (Zip code)

Jamia C. Jasper

207 East 83rd Street, Suite 2

New York, NY 10028

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

American Israeli Shared Values Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:002824PPH
Record Date: 2/25/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. Election of directors 2. APPROVAL OF THE ABBOTT LABORATORIES 2009 INCENTIVE STOCK PROGRAM 3. APPROVAL OF THE ABBOTT LABORATORIES 2009 EMPLOYEE STOCK PURCHASE PLAN FOR NON-U.S. EMPLOYEES 4. RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS	For	Issuer	For	With
5-7	5. SHAREHOLDER PROPOSAL - ANIMAL TESTING 6. SHAREHOLDER PROPOSAL - HEALTH CARE PRINCIPLES 7. SHAREHOLDER PROPOSAL - ADVISORY VOTE	For	Issuer	Against	Against

ALLERGAN INC.

Ticker Symbol:AGN	Cusip Number:018490PPH
Record Date: 3/10/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors. 2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.	For	Issuer	For	With
3	3. TO APPROVE A STOCKHOLDER PROPOSAL REGARDING ADDITIONAL ANIMAL TESTING DISCLOSURE.	For	Issuer	Against	Against

AMGEN INC.

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. Election of directors. 2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2009. TO APPROVE THE PROPOSED 2009 EQUITY INCENTIVE PLAN, WHICH AUTHORIZES THE ISSUANCE OF 100,000,000 SHARES. 04 TO APPROVE THE PROPOSED AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED, WHICH REDUCES THE SIXTY-SIX AND TWO-THIRDS PERCENT (66-2/3%) VOTING REQUIREMENT TO A SIMPLE MAJORITY VOTING REQUIREMENT FOR APPROVAL OF CERTAIN BUSINESS COMBINATIONS.	For	Issuer	For	With
5A,B	5A STOCKHOLDER PROPOSAL #1 (AMEND OUR BYLAWS TO PERMIT 10 PERCENT OF OUR OUTSTANDING COMMON STOCK THE ABILITY TO CALL SPECIAL MEETINGS.) Against For Against Abstain 5B STOCKHOLDER PROPOSAL #2 (CHANGE OUR JURISDICTION OF INCORPORATION FROM DELAWARE TO NORTH DAKOTA.)	Against	Issuer	For	With

BAKER HUGHES

Ticker Symbol:BHI	Cusip Number:057224107
Record Date: 2/26/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. RATIFICATION OF DELOITTE & TOUCHE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009. 3. PROPOSAL TO APPROVE THE AMENDMENT TO THE BAKER HUGHES INCORPORATED EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
4	4. STOCKHOLDER PROPOSAL NO. 1 REGARDING CALLING SPECIAL SHAREOWNERS MEETINGS.	For	Issuer	Against	Against

BANK OF AMERICA CORPORATION

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 10/10/2008	Meeting Date: 12/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01. A PROPOSAL TO APPROVE THE ISSUANCE OF SHARES OF BANK OF AMERICA COMMON STOCK AS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 15, 2008, BY AND BETWEEN MERRILL LYNCH & CO., INC. AND BANK OF AMERICA CORPORATION, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME. 02. A PROPOSAL TO APPROVE AN AMENDMENT TO THE 2003 KEY ASSOCIATE STOCK PLAN, AS AMENDED AND RESTATED. 03. A PROPOSAL TO ADOPT AN AMENDMENT TO THE BANK OF AMERICA AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF BANK OF AMERICA COMMON STOCK FROM 7.5 BILLION TO 10 BILLION. 04. A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES, IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE FOREGOING PROPOSALS.	For	Issuer	For	With

BANK OF AMERICA CORPORATION

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/4/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2, 3	1. Election of directors 2. RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009 3. AN ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE COMPENSATION	For	Issuer	For	With
4-11	04 STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT EMPLOYMENT 05 STOCKHOLDER PROPOSAL - ADVISORY VOTE ON EXEC COMP 06 STOCKHOLDER PROPOSAL - CUMULATIVE VOTING 07 STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS 08 STOCKHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN For Against Abstain 09 STOCKHOLDER PROPOSAL - PREDATORY CREDIT CARD LENDING PRACTICES 10 STOCKHOLDER PROPOSAL - ADOPTION OF PRINCIPLES FOR HEALTH CARE REFORM 11 STOCKHOLDER PROPOSAL - LIMITS ON EXEC COMP	For	Issuer	Against	Against

BANK OF NEW YORK MELLON CORP

Ticker Symbol:BK	Cusip Number:064058100
Record Date: 2/13/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO 2008 EXECUTIVE COMPENSATION. 3. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANT.	For	Issuer	For	With
4, 5	4. STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE VOTING. 5. STOCKHOLDER PROPOSAL REQUESTING A 75% RETENTION POLICY FOR SHARES ACQUIRED THROUGH COMPENSATION PLANS.	For	Issuer	Against	Against

BLUEPHOENIX SOLUTIONS LTD.

Ticker Symbol:BPHX	Cusip Number:M20157109
Record Date: 12/2/2008	Meeting Date: 12/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1A. ELECTION OF DIRECTOR: ARIK KILMAN Directors Recommend: FOR For Against Abstain 1B. ELECTION OF DIRECTOR: GUR SHOMRON Directors Recommend: FOR For Against Abstain 2A. ELECTION OF OUTSIDE DIRECTOR: MICHAEL CHILL Directors Recommend: FOR For Against Abstain 2B. ELECTION OF OUTSIDE DIRECTOR: SAM SOMECH Directors Recommend: FOR For Against Abstain 03. REAPPOINTMENT OF THE AUDITOR, ZIV HAFT, AS THE INDEPENDENT AUDITOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
4-9	04. AMENDMENT OF ARTICLE 28 OF THE COMPANY'S ARTICLES OF ASSOCIATION. Directors Recommend: FOR For Against Abstain 5A. APPROVAL OF THE CASH COMPENSATION TO THE COMPANY'S OUTSIDE DIRECTORS. Directors Recommend: FOR For Against Abstain 5B. APPROVAL OF THE GRANT OF RESTRICTED SHARE UNITS TO THE COMPANY'S OUTSIDE DIRECTORS. Directors Recommend: FOR For Against Abstain 06. APPROVAL OF THE GRANT OF RESTRICTED SHARE UNITS TO THE COMPANY'S NON-EMPLOYEE DIRECTORS. Directors Recommend: FOR For Against Abstain 07. APPROVAL OF THE AMENDMENT OF TERMS OF EMPLOYMENT AND COMPENSATION OF MR. ARIK KILMAN. Directors Recommend: FOR For Against Abstain 08. APPROVAL OF AN INCREASE OF THE AUTHORIZED SHARE CAPITAL AND AN AMENDMENT OF THE COMPANY'S MEMORANDUM OF ASSOCIATION. Directors Recommend: FOR For Against Abstain 09. AMENDMENT OF ARTICLE 21.1 OF THE COMPANY'S ARTICLES OF ASSOCIATION. Directors Recommend: FOR For Against Abstain	Against	Issuer	For	Against

BRISTOL-MYERS SQUIBB COMPANY

Ticker Symbol:BMY	Cusip Number:110122PPH
Record Date: 3/12/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors. 2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3-6	03 EXECUTIVE COMPENSATION DISCLOSURE. 04 SIMPLE MAJORITY VOTE. 05 SPECIAL SHAREOWNER MEETINGS. 06 EXECUTIVE COMPENSATION ADVISORY VOTE.	For	Issuer	Against	Against

CATERPILLAR INC

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/13/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1. Election of directors. 2. Ratify auditor.	For	Issuer	For	With
3-9	03 STOCKHOLDER PROPOSAL - ANNUAL ELECTION OF DIRECTORS 04 STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY VOTE STANDARD 05 STOCKHOLDER PROPOSAL - FOREIGN MILITARY SALES 06 STOCKHOLDER PROPOSAL - SIMPLE MAJORITY VOTE 07 STOCKHOLDER PROPOSAL - INDEPENDENT COMPENSATION CONSULTANT 08 STOCKHOLDER PROPOSAL - INDEPENDENT CHAIRMAN OF THE BOARD 09 STOCKHOLDER PROPOSAL - LOBBYING PRIORITIES	For	Issuer	Against	Against

CELLCOM ISRAEL

Ticker Symbol:CEL	Cusip Number:M2196U109
Record Date: 7/17/2008	Meeting Date: 8/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. Election of directors 2. Grant letter of exemption and indem. to controlling shareholders. 3. Approve amendment of terms of outstanding options help by chairman. 4. reappoint indep. auditor	For	Issuer	For	With

CERAGON NETWORKS

Ticker Symbol:CRNT	Cusip Number:M22013102
Record Date: 12/3/2008	Meeting Date: 12/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01) DIRECTOR(S):Directors Recommend a vote FOR election of the following nominee(s):YAEL LANGER 02) TO APPROVE THE GRANT OF OPTIONS TO THE COMPANY'S DIRECTORS, EXCEPT OUR EXTERNAL DIRECTORS. 03) TO RE-APPOINT KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITOR. 04) TO APPROVE AND ADOPT THE COMPANY'S DIRECTORS AND OFFICERS LIABILITY INSURANCE POLICY FOR THE PERIOD COMMENCING JULY 9, 2008 AND ENDING NO LATER THAN THE LATER OF THE 2009 ANNUAL MEETING OF SHAREHOLDERS AND SEPTEMBER 10, 2009.	For	Issuer	For	With

CHECK POINT SOFTWARE TECHNOLOGIES L

Ticker Symbol:CHKP	Cusip Number:M22465104
Record Date: 7/28/2008	Meeting Date: 9/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1. ELECTION OF DIRECTORS: GIL SHWED, MARIUS NACHT, JERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, TAL SHAVIT NOTE: DIRECTORS ARE ELECTED AS A GROUP, NOT INDIVIDUALLY PLEASE BE ADVISED THAT THE ONLY VALID VOTING OPTIONS FOR THIS PROPOSAL ARE EITHER """"FOR"""" OR """"ABSTAIN"""".	For	Issuer	For	With
2A and B	2A. REELECTION OF OUTSIDE DIRECTOR: IRWIN FEDERMAN 2B. REELECTION OF OUTSIDE DIRECTOR: RAY ROTHROCK	For	Issuer	For	With
3	03. TO RATIFY THE APPOINTMENT AND COMPENSATION OF CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS.	For	Issuer	For	With
4	04. TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN OF THE BOARD OF DIRECTORS.	For	Issuer	For	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:172967101
Record Date: 3/27/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. election of directors. 2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.	For	Issuer	For	With
3 , 4	3.PROPOSAL TO APPROVE THE CITIGROUP 2009 STOCK INCENTIVE PLAN. 4. PROPOSAL TO APPROVE CITI'S 2008 EXECUTIVE COMPENSATION	Against	Issuer	For	Against
5 - 13	05 STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS. 06 STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS. 07 STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PREDATORY CREDIT CARD PRACTICES. 08 STOCKHOLDER PROPOSAL REQUESTING THAT TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION. 09 STOCKHOLDER PROPOSAL REQUESTING A REPORT ON THE CARBON PRINCIPLES. 10 STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVE OFFICERS RETAIN 75% OF THE SHARES ACQUIRED THROUGH COMPENSATION PLANS FOR TWO YEARS FOLLOWING TERMINATION OF EMPLOYMENT. 11 STOCKHOLDER PROPOSAL REQUESTING ADDITIONAL DISCLOSURE REGARDING CITI'S COMPENSATION CONSULTANTS. 12 STOCKHOLDER PROPOSAL REQUESTING THAT STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS. 13 STOCKHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING.	For	Issuer	Against	Against

ELBIT IMAGING LTD.

Ticker Symbol:EMITF	Cusip Number:M37605108
Record Date: 4/7/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	01. APPROVAL AND RATIFICATION OF A CASH DIVIDEND PAID BY THE COMPANY IN JUNE 2008. 02 APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE ARTICLES OF ASSOCIATION AND THE MEMORANDUM OF ASSOCIATION OF THE COMPANY. 03 APPOINTMENT OF MS. HILA ZISSER-BENDET AS A BRAND MANAGER IN THE COMPANY'S RETAIL DIVISION AND APPROVAL OF HER EMPLOYMENT TERMS.	For	Issuer	For	With

ELBIT SYSTEMS LTD.

Ticker Symbol:ESLT	Cusip Number:M3760D10
Record Date: 8/20/2008	Meeting Date: 9/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors 2.APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2008 AND UNTIL THE CLOSE OF THE NEXT ANNUAL GENERAL SHAREHOLDERS' MEETING.	For	Issuer	For	With

ELI LILLY AND COMPANY

Ticker Symbol:LLY	Cusip Number:532457PPH
Record Date: 2/13/2009	Meeting Date: 4/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. DIRECTOR elections 2. RATIFICATION OF THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF THE DIRECTORS OF ERNST & YOUNG LLP AS PRINCIPAL INDEPENDENT AUDITOR FOR 2009 3. APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION TO PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS 4. REAPPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR THE ELI LILLY AND COMPANY BONUS PLAN	For	Issuer	For	With
5-7	5. PROPOSAL BY SHAREHOLDERS REQUESTING THAT THE BOARD ELIMINATE ALL SUPERMAJORITY VOTING PROVISIONS FROM THE COMPANY'S ARTICLES OF INCORPORATION AND BYLAWS 6. PROPOSAL BY SHAREHOLDERS REQUESTING THAT THE COMPANY AMEND ITS ARTICLES OF INCORPORATION TO ALLOW SHAREHOLDERS TO AMEND THE COMPANY'S BYLAWS BY MAJORITY VOTE 7. PROPOSAL BY SHAREHOLDERS REQUESTING THAT THE BOARD OF DIRECTORS ADOPT A POLICY OF ASKING SHAREHOLDERS TO RATIFY THE COMPENSATION OF NAMED EXECUTIVE OFFICERS AT THE ANNUAL MEETING OF SHAREHOLDERS	Against	Issuer	For	Against

ELRON ELECTRONIC INDUSTRIES

Ticker Symbol:ELRN	Cusip Number:290160100
Record Date: 9/9/2008	Meeting Date: 10/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. elect Gad Arbel, an External Director, to the Board of Directors. 2. Approve payment of an annual bonus to the Chairman of the Board of Directors.	For	Issuer	For	With

ELRON ELECTRONIC INDUSTRIES LTD

Ticker Symbol:ELRN	Cusip Number:290160100
Record Date: 11/21/2008	Meeting Date: 12/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 & 2	1) 01. DIRECTOR(S): Directors Recommend a vote FOR election of the following nominee(s): 1) ARIE MIENTKAVICH 2) AVRAHAM ASHERI 3) PROF. GABI BARBASH 4) ARI BRONSHTEIN 5) RONA DANKNER 6) AMI EREL 7) AVRAHAM FISCHER 8) SHAY LIVNAT 9) DORI MANOR 2) 02. TO APPOINT KOST FORER, GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING OF THE COMPANY AND TO AUTHORIZE THE AUDIT COMMITTEE AND THE BOARD OF DIRECTORS TO DETERMINE THE AUDIT FEES.	For	Issuer	For	With

ELRON ELECTRONIC INDUSTRIES LTD.

Ticker Symbol:ELRN	Cusip Number:290160100
Record Date: 1/30/2009	Meeting Date: 3/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-1A	01 TO RE-ELECT MR. YAACOV GOLDMAN FOR A THIRD TERM AS AN EXTERNAL DIRECTOR, AS DEFINED IN THE ISRAEL COMPANIES LAW, 1999, TO THE BOARD OF DIRECTORS OF THE COMPANY. 1A PLEASE STATE WHETHER OR NOT YOU HAVE A PERSONAL INTEREST IN THE RESOLUTION DESCRIBED IN THE ABOVE PROPOSAL. MARK ""FOR"" = YES OR ""AGAINST"" = NO.	For	Issuer	For	With

FOREST LABORATORIES, INC

Ticker Symbol:FRX	Cusip Number:345838PPH
Record Date: 6/19/2008	Meeting Date: 8/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Elect the eight directors named in the attached Proxy Statement to serve until the next Annual Meeting of Stockholders and until their successors are duly elected and qualified (Proposal 1); 2. Adopt the Amended and Restated Certificate of Incorporation (Proposal 2); 3. Ratify the appointment of BDO Seidman, LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2009 (Proposal 3); and	For	Issuer	For	With

HALLIBURTON

Ticker Symbol:HAL	Cusip Number:406216101
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-10	1. Election of directors 02. PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS. 03 PROPOSAL TO AMEND AND RESTATE THE 1993 STOCK AND INCENTIVE PLAN. 04 PROPOSAL TO AMEND AND RESTATE THE 2002 EMPLOYEE STOCK PURCHASE PLAN. 05 PROPOSAL ON HUMAN RIGHTS POLICY. 06 PROPOSAL ON POLITICAL CONTRIBUTIONS. 07 PROPOSAL ON LOW CARBON ENERGY REPORT. 08 PROPOSAL ON ADDITIONAL COMPENSATION DISCUSSION AND ANALYSIS DISCLOSURE. 09 PROPOSAL ON SPECIAL SHAREOWNER MEETINGS. 10 PROPOSAL ON IRAQ OPERATIONS.	For	Issuer	For	With

HOSPIRA

Ticker Symbol:HSP	Cusip Number:441060PPH
Record Date: 3/18/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS FOR HOSPIRA FOR 2009. 03 PROPOSAL TO APPROVE AMENDMENTS TO THE HOSPIRA 2004 LONG-TERM STOCK INCENTIVE PLAN.	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	1. Election of directors 02 RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR 03 AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN 04 APPROVAL OF AN EMPLOYEE STOCK OPTION EXCHANGE PROGRAM 05 ADVISORY VOTE ON EXECUTIVE COMPENSATION 06 STOCKHOLDER PROPOSAL: CUMULATIVE VOTING 07 STOCKHOLDER PROPOSAL: HUMAN RIGHT TO WATER	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160PPH
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Recommendations of the Board of Directors 2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	3.ADVISORY VOTE ON EXECUTIVE COMPENSATION POLICIES AND DISCLOSURE	For	Issuer	Against	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1. election of directors 2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	3. ADVISORY VOTE ON EXECUTIVE COMPENSATION POLICIES AND DISCLOSURE	For	Issuer	Against	Against

JP MORGAN CHASE

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/20/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 03 ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4-10	04 GOVERNMENTAL SERVICE REPORT 05 CUMULATIVE VOTING 06 SPECIAL SHAREOWNER MEETINGS 07 CREDIT CARD LENDING PRACTICES 08 CHANGES TO KEPP 09 SHARE RETENTION 10 CARBON PRINCIPLES REPORT	For	Issuer	Against	Against

KING PHARMACEUTICALS, INC

Ticker Symbol:KG	Cusip Number:495582PPH
Record Date: 3/30/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors. 02 RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009. 03 NON-BINDING SHAREHOLDER PROPOSAL REQUESTING THE ADOPTION OF A MAJORITY VOTING STANDARD IN THE ELECTION OF DIRECTORS.	For	Issuer	For	With

MEDCO HEALTH SOLUTIONS, INC.

Ticker Symbol:MHS	Cusip Number:58405UPPH
Record Date: 3/26/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 02 RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE 2009 FISCAL YEAR 03 APPROVAL OF EXECUTIVE ANNUAL INCENTIVE PLAN	For	Issuer	For	With

MEDTRONIC INC.

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/23/2008	Meeting Date: 8/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Elect directors. 2. Ratify independent auditor. 3. Approve 2008 stock award and incentive plan.	For	Issuer	For	With

MERCK & CO.

Ticker Symbol:MRK	Cusip Number:589331PPH
Record Date: 2/27/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009 3. PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO LIMIT THE SIZE OF THE BOARD TO NO MORE THAN 18 DIRECTORS	For	Issuer	For	With
4-6	4. STOCKHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER MEETINGS 5. STOCKHOLDER PROPOSAL CONCERNING AN INDEPENDENT LEAD DIRECTOR 6. STOCKHOLDER PROPOSAL CONCERNING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	Against	Against

MERCK & CO.

Ticker Symbol:MRK	Cusip Number:589331107
Record Date: 2/27/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors 2. RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009 3. PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO LIMIT THE SIZE OF THE BOARD TO NO MORE THAN 18 DIRECTORS	For	Issuer	For	With
4-6	4. STOCKHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER MEETINGS 5. STOCKHOLDER PROPOSAL CONCERNING AN INDEPENDENT LEAD DIRECTOR 6. STOCKHOLDER PROPOSAL CONCERNING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	Against	Against

NATCO GROUP INC.

Ticker Symbol:NTG	Cusip Number:63227W203
Record Date: 3/20/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors. 02 TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009. 03 TO APPROVE THE NATCO GROUP INC. 2009 LONG-TERM INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With

NDS GROUP

Ticker Symbol:NNDS	Cusip Number:628891103
Record Date: 11/7/2008	Meeting Date: 12/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01. FOR THE APPROVAL OF THE COMPANY'S U.K. ANNUAL REPORT AND FINANCIAL STATEMENTS FOR THE YEAR ENDED JUNE 30, 2008, TOGETHER WITH THE CORRESPONDING INDEPENDENT AUDITORS' REPORT AND DIRECTORS' REPORT. Directors Recommend: FOR For Against Abstain 02. FOR THE APPROVAL OF THE DIRECTORS' REMUNERATION REPORT FOR THE YEAR ENDED JUNE 30, 2008. Directors Recommend: FOR For Against Abstain 03. FOR RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2009, AND THE AUTHORIZATION OF THE AUDIT COMMITTEE TO DETERMINE ERNST & YOUNG LLP'S REMUNERATION IN RESPECT OF SUCH PERIOD. Directors Recommend: FOR For Against Abstain 04. DIRECTOR(S): Directors Recommend a vote FOR election of the following nominee(s): 1) ROGER W. EINIGER For all nominees Withhold all nominees For all EXCEPT those selected below ROGER W. EINIGER	For	Issuer	For	With

NICE-SYSTEMS LTD

Ticker Symbol:NICE	Cusip Number:653656108
Record Date: 6/24/2008	Meeting Date: 7/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1, 2, 4, 5	1. To elect six (6) directors ("excluding outside directors") to the board of directors of the Company; 2. To approve the compensation of the directors (all of whom are independent directors); 4. To re-appoint the Company's independent auditors and to authorize the Company's board of directors to fix their remuneration; 5. To discuss the Company's audited annual financial statements for the year ended December 31, 2007.	For	Issuer	For	With

NOBLE ENERGY

Ticker Symbol:NBL	Cusip Number:655044105
Record Date: 3/10/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors. 2. PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	For	Issuer	For	With
3	03 PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 1992 STOCK OPTION AND RESTRICTED STOCK PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE FROM 22,000,000 TO 24,000,000.	Against	Issuer	For	Against

ORMAT TECHNOLOGIES INC.

Ticker Symbol:ORA	Cusip Number:686688102
Record Date: 3/16/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. election of directors 2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2009	For	Issuer	For	With

PERRIGO COMPANY

Ticker Symbol:PRGO	Cusip Number:714290103
Record Date: 9/12/2008	Meeting Date: 11/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Nomination of directors. 2. APPROVAL OF THE PROPOSED ANNUAL INCENTIVE PLAN. 3. APPROVAL OF THE PROPOSED AMENDMENT AND RESTATEMENT OF THE 2003 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081PPH
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors. 2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009. 3. PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN, AS AMENDED AND RESTATED.	For	Issuer	For	With
4-7	4. SHAREHOLDER PROPOSAL REGARDING STOCK OPTIONS. 5. SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE ON EXECUTIVE COMPENSATION. 6. SHAREHOLDER PROPOSAL REGARDING CUMULATIVE VOTING. 7. SHAREHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER MEETINGS.	For	Issuer	Against	Against

SANDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 3/30/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	1. Election 2 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR. 3 TO APPROVE AMENDMENTS TO COMPANY'S CERTIFICATE OF INCORPORATION THAT WOULD ELIMINATE CUMULATIVE VOTING. 4 APPROVE AMENDMENTS TO 2005 INCENTIVE PLAN THAT WOULD INCREASE NUMBER OF AUTHORIZED SHARES BY AN ADDITIONAL 5,000,000 SHARES. 5 APPROVE AMENDMENTS TO 2005 INCENTIVE PLAN THAT WOULD INCREASE NUMBER OF AWARDS WITHOUT CASH CONSIDERATION PERMITTED. 6 CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL RELATING TO MAJORITY VOTING FOR DIRECTORS, IF PROPERLY PRESENTED AT ANNUAL MEETING. 7 CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL RELATING TO ANNUAL PRODUCTION OF A DETAILED SUSTAINABILITY REPORT BY THE COMPANY.	For	Issuer	For	With

SCHERING-PLOUGH CORPORATION

Ticker Symbol:SGP	Cusip Number:806605PPH
Record Date: 4/6/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1. Election of directors 02 RATIFY THE DESIGNATION OF DELOITTE & TOUCHE LLP AS AUDITOR FOR 2009. 03 SHAREHOLDER PROPOSAL RE CUMULATIVE VOTING. 04 SHAREHOLDER PROPOSAL RE CALLING SPECIAL MEETING.	For	Issuer	For	With

SCHLUMBERGER LIMITED

Ticker Symbol:SLB	Cusip Number:806857108
Record Date: 2/18/2009	Meeting Date: 4/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2, 4	1. Election of directors. 2. PROPOSAL TO ADOPT AND APPROVE OF FINANCIALS AND DIVIDENDS. 4. PROPOSAL TO APPROVE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3.	3. PROPOSAL REGARDING A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	Against	Against

TEVA PHARMACEUTICALS

Ticker Symbol:TEVA	Cusip Number:881624209
Record Date: 8/18/2008	Meeting Date: 9/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPOINT MR. JOSEPH (YOSI) NITZANI AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS.	For	Issuer	For	With

THE AES CORPORATION

Ticker Symbol:AES	Cusip Number:00130H105
Record Date: 3/6/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1, 2	1. Election of directors 2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	For	Issuer	For	With

THE NASDAQ OMX GROUP, INC.

Ticker Symbol:NDAQ	Cusip Number:631103108
Record Date: 3/27/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1. election of directors 2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009	For	Issuer	For	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/9/2009	Meeting Date: 3/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors. 2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSE-COOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2009.	For	Issuer	For	With
3, 4	3. TO APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED 2005 STOCK INCENTIVE PLAN. 4. TO APPROVE THE TERMS OF THE AMENDED AND RESTATED 2002 EXECUTIVE PERFORMANCE PLAN.	Against	Issuer	For	Against
5, 6, 7	5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS REPORTING. 6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO DEATH BENEFIT PAYMENTS. 7. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	Against	Against

THERMO FISHER SCIENTIFIC INC.

Ticker Symbol:TMO	Cusip Number:883556102
Record Date: 3/27/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1. Election of directors 2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2009.	For	Issuer	For	With

TIDEWATER INC.

Ticker Symbol:TDW	Cusip Number:886423102
Record Date: 6/6/2008	Meeting Date: 7/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors. 2. Approve exec. officer annual compensation plan. 3. Ratify independent auditor.	For	Issuer	For	With

TRANSOCEAN INC

Ticker Symbol:RIG	Cusip Number:G90073100
Record Date: 10/27/2008	Meeting Date: 12/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	01. APPROVAL OF THE MERGER TRANSACTION TO BE EFFECTED BY THE SCHEMES OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B. 02. APPROVAL OF THE MOTION TO ADJOURN THE MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE THE MERGER TRANSACTION.	For	Issuer	For	With

TRANSOCEAN INC

Ticker Symbol:RIG	Cusip Number:H8817H100
Record Date: 3/19/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	1. APPROVAL OF THE 2008 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD. FOR FISCAL YEAR 2008 AND THE STATUTORY FINANCIAL STATEMENTS OF TRANSOCEAN LTD. 02 DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE OFFICERS FOR FISCAL YEAR 2008 03 APPROPRIATION OF THE AVAILABLE RETAINED EARNINGS WITHOUT PAYMENT OF A DIVIDEND TO SHAREHOLDERS FOR FISCAL YEAR 2008 AND RELEASE OF CHF 3.5 BILLION OF LEGAL RESERVES TO OTHER RESERVES. 04 AUTHORIZATION OF A SHARE REPURCHASE PROGRAM 05 APPROVAL OF THE LONG-TERM INCENTIVE PLAN OF TRANSOCEAN LTD. IN THE FORM AS AMENDED AND RESTATED EFFECTIVE AS OF 2/12/09 6A REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: W. RICHARD ANDERSON 6B REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: RICHARD L. GEORGE 6C REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: ROBERT L. LONG 6D REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: EDWARD R. MULLER 6E REELECTION OF CLASS III DIRECTOR FOR A TWO-YEAR TERM: VICTOR E. GRIJALVA 07 APPOINTMENT OF ERNST & YOUNG LLP AS TRANSOCEAN LTD.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009 AND REELECTION OF ERNST & YOUNG LTD., ZURICH, AS TRANSOCEAN LTD.'S AUDITOR PURSUANT TO THE SWISS CODE OF OBLIGATIONS FOR A FURTHER ONE-YEAR TERM	For	Issuer	For	With

VALEANT PHARMACEUTICALS INTERNATION

Ticker Symbol:VRX	Cusip Number:91911XPPH
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1. Election of directors. 2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY.	For	Issuer	For	With

VERIFONE HOLDINGS, INC.

Ticker Symbol:PAY	Cusip Number:92342Y109
Record Date: 4/30/2009	Meeting Date: 6/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Election of directors. 2. TO APPROVE A STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES, EXCLUDING VERIFONE'S NAMED EXECUTIVE OFFICERS AND DIRECTORS. 3 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS VERIFONE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING OCTOBER 31, 2009.	For	Issuer	For	With

WATSON PHARMACEUTICALS

Ticker Symbol:WPI	Cusip Number:942683PPH
Record Date: 3/20/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors. 2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.	For	Issuer	For	With

WEATHERFORD INTERNATIONAL LTD

Ticker Symbol:WFT	Cusip Number:H27013103
Record Date: 3/26/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. Election of directors 2. APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DECEMBER 31, 2009 AND RATIFICATION OF THE ELECTION OF ERNST & YOUNG AG, ZURICH AS STATUTORY AUDITOR FOR YEAR ENDING DECEMBER 31, 2009.	For	Issuer	For	With

WEATHERFORD INTERNATIONAL LTD.

Ticker Symbol:WFT	Cusip Number:G95089101
Record Date: 12/15/2008	Meeting Date: 2/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2	1. APPROVAL OF THE SCHEME OF ARRANGEMENT ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B. (The purpose of this Scheme is to effect the exchange of each issued Weatherford Common Share for one issued and fully paid Registered Share. At the Effective Time, all Scheme Shares shall be transferred to Weatherford Switzerland and as a result thereof Weatherford Switzerland shall become the owner of Weatherford. In furtherance of the Scheme and at or about the Effective Time, Weatherford shall procure that Weatherford Switzerland shall issue and allot to American Stock Transfer & Trust Company, LLC (or such other person or entity as Weatherford may determine in its sole discretion) as nominee acting on behalf and for the account of the Scheme Shareholders (the "Nominee") one new validly issued and fully paid Registered Share as consideration and in exchange for each Scheme Share. Immediately thereafter, the Nominee shall transfer and allot to each Scheme Shareholder one new Registered Share as consideration and in exchange for each Scheme Share held by such Scheme Shareholder immediately prior to the Effective Time. ) 2. APPROVAL OF THE MOTION TO ADJOURN THE MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE THE SCHEME OF ARRANGEMENT.	For	Issuer	For	With

ZIMMER HOLDINGS, INC.

Ticker Symbol:ZMH	Cusip Number:98956PPPH
Record Date: 3/5/2009	Meeting Date: 5/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1. Election of directors 02 RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 03 APPROVAL OF THE 2009 STOCK INCENTIVE PLAN 04 APPROVAL OF AN EXTENSION OF THE STOCK PLAN FOR NON-EMPLOYEE DIRECTORS 05 APPROVAL OF AN EXTENSION OF THE RESTATED DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

* Jamia C. Jasper

President and Treasurer

Date: August 7, 2009

*Print the name and title of each signing officer under his or her signature.